Matthews Emerging Markets Small Companies Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.9%

	Shares	Value

CHINA/HONG KONG: 28.9%
Legend Biotech Corp. ADR[b]	393,279	$26,416,550
Full Truck Alliance Co., Ltd. ADR[b]	3,186,912	22,435,861
Airtac International Group	497,431	15,113,277
Zhihu, Inc. ADR[b]	11,017,398	11,458,094
Silergy Corp.	1,061,000	10,057,044
Medlive Technology Co., Ltd.[c,d]	9,699,500	9,751,771
Tongcheng Travel Holdings, Ltd.[b,d]	4,216,000	9,221,602
Flat Glass Group Co., Ltd. H Shares	3,642,000	8,147,933
Xtep International Holdings, Ltd.	7,075,500	6,517,017
SITC International Holdings Co., Ltd.	3,232,000	5,422,677
Peijia Medical, Ltd.[b,c,d]	6,090,000	5,417,067
Ginlong Technologies Co., Ltd. A Shares	501,306	5,403,148
Beijing Capital International Airport Co., Ltd. H Shares[b]	9,650,000	4,462,833
Hainan Meilan International Airport Co., Ltd. H Shares[b]	4,416,000	4,041,722
Innovent Biologics, Inc.[b,c,d]	770,500	3,742,538
AK Medical Holdings, Ltd.[c,d]	4,246,000	3,570,926
Morimatsu International Holdings Co., Ltd.[b,d]	4,498,000	3,271,792
Hongfa Technology Co., Ltd. A Shares	691,200	3,188,464
OPT Machine Vision Tech Co., Ltd. A Shares	196,467	3,061,133
Zhejiang HangKe Technology, Inc. Co. A Shares	744,920	2,684,343
Centre Testing International Group Co., Ltd. A Shares	865,974	2,220,858
Ginlong Technologies Co., Ltd. A Shares	163,310	1,761,831
Centre Testing International Group Co., Ltd. A Shares	585,338	1,499,737
CIFI Ever Sunshine Services Group, Ltd.[d]	8,858,000	1,326,970

Total China/Hong Kong		170,195,188

INDIA: 22.9%
Bandhan Bank, Ltd.[c,d]	12,303,586	37,159,408
Shriram Finance, Ltd.	1,552,499	35,827,483
Finolex Cables, Ltd.	1,078,159	14,521,824
Phoenix Mills, Ltd.	652,201	14,249,796
Barbeque Nation Hospitality, Ltd.[b]	751,179	6,694,245
Radico Khaitan, Ltd.	433,480	6,271,787
UNO Minda, Ltd.	792,352	5,708,455
Hindware Home Innovation, Ltd.	728,123	4,820,585
Rainbow Children’s Medicare, Ltd.	339,905	4,202,751
HEG, Ltd.	177,008	3,664,466
Marico, Ltd.	246,585	1,664,739
Cartrade Tech, Ltd.[b]	26,646	176,071

Total India		134,961,610

TAIWAN: 10.1%
M31 Technology Corp.	447,702	11,149,137
Elite Material Co., Ltd.	731,000	9,721,778
Andes Technology Corp.	683,000	8,398,009
Yageo Corp.	424,124	6,906,357
Poya International Co., Ltd.	452,506	6,760,618
Wiwynn Corp.	126,000	5,875,461
ASPEED Technology, Inc.	60,000	5,168,546
Formosa Sumco Technology Corp.	731,000	3,254,800
AP Memory Technology Corp.	188,000	2,238,175

Total Taiwan		59,472,881

	Shares	Value

BRAZIL: 7.5%
YDUQS Participacoes SA	4,721,400	$18,663,739
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	7,756,900	15,046,061
Vivara Participacoes SA	1,061,700	5,673,327
Grupo SBF SA	3,709,900	5,033,575

Total Brazil		44,416,702

SOUTH KOREA: 6.6%
Hugel, Inc.[b]	208,295	19,244,953
Eugene Technology Co., Ltd.	328,680	9,358,341
Ecopro BM Co., Ltd.	30,151	5,632,301
Solus Advanced Materials Co., Ltd.	216,643	4,676,104

Total South Korea		38,911,699

VIETNAM: 5.0%
Military Commercial Joint Stock Bank	12,309,280	9,343,168
Mobile World Investment Corp.	4,206,714	9,083,252
FPT Corp.	1,979,423	7,545,905
Nam Long Investment Corp.	2,386,132	3,421,363

Total Vietnam		29,393,688

CHILE: 3.8%
Parque Arauco SA	7,244,351	10,415,920
Lundin Mining Corp.	663,000	4,944,738
Aguas Andinas SA Class A	12,721,367	3,836,130
Banco de Credito e Inversiones SA	114,681	2,936,680

Total Chile		22,133,468

PHILIPPINES: 2.5%
GT Capital Holdings, Inc.	788,780	7,933,960
Cebu Air, Inc.[b]	11,291,900	6,785,997

Total Philippines		14,719,957

SAUDI ARABIA: 2.3%
Saudi Tadawul Group Holding Co.	259,327	13,355,991

Total Saudi Arabia		13,355,991

INDONESIA: 1.8%
PT Mitra Adiperkasa Tbk	47,495,800	5,593,165
PT Summarecon Agung Tbk	131,513,116	4,886,581

Total Indonesia		10,479,746

POLAND: 1.3%
InPost SAb	647,686	7,508,300

Total Poland		7,508,300

THAILAND: 1.0%
Siam Wellness Group Public Co., Ltd. F Shares[b]	17,244,600	6,078,181

Total Thailand		6,078,181

TURKEY: 0.7%
Ford Otomotiv Sanayi AS	142,109	4,356,867

Total Turkey		4,356,867

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Small Companies Fund	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

UNITED ARAB EMIRATES: 0.6%
Network International Holdings PLC[b,c,d]	770,137	$3,666,492

Total United Arab Emirates		3,666,492

BANGLADESH: 0.5%
BRAC Bank, Ltd.	9,498,906	2,800,131

Total Bangladesh		2,800,131

MEXICO: 0.4%
Banco del Bajio SAc,d	796,800	2,505,959

Total Mexico		2,505,959

RUSSIA: 0.0%
Moscow Exchange MICEX-RTS PJSC[e]	2,101,250	21,540
TCS Group Holding PLC GDR[b,d,e]	62,962	1,259
HeadHunter Group PLC ADR[b,e]	15,800	316

Total Russia		23,115

TOTAL COMMON EQUITIES		564,979,975

(Cost $545,830,305)

PREFERRED EQUITIES: 1.6%

BRAZIL: 1.6%
Banco Pan SA, Pfd.	5,972,500	9,600,581

Total Brazil		9,600,581

TOTAL PREFERRED EQUITIES		9,600,581

(Cost $9,168,254)

RIGHTS: 0.0%

CHILE: 0.0%
Banco de Credito e Inversiones SA, Rights, Expires 10/17/23[b]	16,892	14,133

Total Chile		14,133

TOTAL RIGHTS		14,133

(Cost $0)

TOTAL INVESTMENTS: 97.5%		574,594,689

(Cost $554,998,559)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.5%		14,653,101

NET ASSETS: 100.0%		$589,247,790

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $65,814,161, which is 11.17% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $23,115 and 0.00% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Pfd.	Preferred

PJSC	Public Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS